Investment Strategy	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although Bitcoin and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or Bitcoin. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning Bitcoin that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETP. The assets of the Reference ETPs are generally expected to consist primarily of Bitcoin. The Reference ETPs seek to reflect generally the performance of the price of Bitcoin before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, a Reference ETP may suspend issuances of shares at any time. The sponsor of a Reference ETP will maintain a public website on behalf of the Reference ETP, containing information about the Reference ETP and its shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in Bitcoin rather than by acquiring, holding and trading Bitcoin directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in Bitcoin, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the Bitcoin owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of Bitcoin, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative method of achieving investment exposure to Bitcoin through the securities market, which may be more familiar to them.

The BRRNY Index is designed to measure the performance of a single Bitcoin traded in USD and seeks to provide a proxy for the Bitcoin market. The BRRNY Index price is a composite of U.S. dollar Bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML/KYC standards and market integrity measures. The digital asset trading platforms included in the BRRNY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The BRRNY Index is the average of these 12 volume weighted medians. The BRRNY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different Bitcoin index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the BRRNY Index.

Description of Bitcoin, the Bitcoin Blockchain, relationship of Bitcoin to the Bitcoin Blockchain.

Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the “Bitcoin blockchain” and together the “Bitcoin network”) were introduced within the past 15 years. Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. Bitcoin and the Bitcoin blockchain are designed to serve as an alternative payment system. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by its user base. The Bitcoin network allows people to exchange tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as the Bitcoin blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Bitcoin platforms that enable trading in Bitcoin or in individual end-user-to-end-user transactions under a barter system. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of Bitcoin. Rather, Bitcoin is created and allocated by the Bitcoin network protocol through a “mining” process. The value of Bitcoin is determined by the supply of and demand for Bitcoin on Bitcoin platforms or in private end-user-to-end-user transactions.

New Bitcoin are created and rewarded to the miners of a block in the Bitcoin blockchain for verifying transactions. The Bitcoin blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each Bitcoin transaction is broadcast to the Bitcoin network and, when included in a block, recorded in the Bitcoin blockchain.

History of Bitcoin

The Bitcoin network was initially contemplated in a white paper that also described Bitcoin and the operating software to govern the Bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as Bitcoin’s creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first Bitcoins were created in 2009 after Nakamoto released the Bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The Bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

Overview of Bitcoin Network Operations

In order to own, transfer or use Bitcoin directly on the Bitcoin network (as opposed to through an intermediary, such as a platform), a person generally must have internet access to connect to the Bitcoin network. Bitcoin transactions may be made directly between end-users without the need for a third-party intermediary.

Overview of Bitcoin Transfers

Prior to engaging in Bitcoin transactions directly on the Bitcoin network, a user generally must first install on its computer or mobile device a Bitcoin network software program that will allow the user to generate a private and public key pair associated with a Bitcoin address commonly referred to as a “wallet.” The Bitcoin network software program and the Bitcoin address also enable the user to connect to the Bitcoin network and transfer Bitcoin to, and receive Bitcoin from, other users.

Each Bitcoin network address, or wallet, is associated with a unique “public key” and “private key” pair. To receive Bitcoin, the Bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient’s account. The payor approves the transfer to the address provided by the recipient by “signing” a transaction that consists of the recipient’s public key with the private key of the address from where the payor is transferring the Bitcoin. The recipient, however, does not make public or provide to the sender its related private key.

Some Bitcoin transactions are conducted “off-blockchain” and are therefore not recorded in the Bitcoin blockchain. Some “off-blockchain transactions” involve the transfer of control over, or ownership of, a specific digital wallet holding Bitcoin or the reallocation of ownership of certain Bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin blockchain, information and data regarding off-blockchain transactions are generally not publicly available. Therefore, off-blockchain transactions are not truly Bitcoin transactions in that they do not involve the transfer of transaction data on the Bitcoin network and do not reflect a movement of Bitcoin between addresses recorded in the Bitcoin blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of Bitcoin ownership is not protected by the protocol behind the Bitcoin network or recorded in, and validated through, the blockchain mechanism.

Summary of a Bitcoin Transaction

In a Bitcoin transaction directly on the Bitcoin network between two parties (as opposed to through an intermediary, such as a platform or a custodian), the following circumstances must initially be in place: (i) the party seeking to send Bitcoin must have a Bitcoin network public key, and the Bitcoin network must recognize that public key as having sufficient Bitcoin for the transaction; (ii) the receiving party must have a Bitcoin network public key; and (iii) the spending party must have internet access with which to send its spending transaction.

The receiving party must provide the spending party with its public key and allow the Bitcoin blockchain to record the sending of Bitcoin to that public key. After the provision of a recipient’s Bitcoin network public key, the spending party must enter the address into its Bitcoin network software program along with the number of Bitcoin to be sent. The number of Bitcoin to be sent will typically be agreed upon between the two parties based on a set number of Bitcoin or an agreed upon conversion of the value of fiat currency to Bitcoin. Since every computation on the Bitcoin network requires the payment of Bitcoin, including verification and memorialization of Bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of Bitcoin.

After the entry of the Bitcoin network address, the number of Bitcoin to be sent and the transaction fees, if any, to be paid, will be transmitted by the spending party. The transmission of the spending transaction results in the creation of a data packet by the spending party’s Bitcoin network software program, which is transmitted onto the decentralized Bitcoin network, resulting in the distribution of the information among the software programs of users across the Bitcoin network for eventual inclusion in the Bitcoin blockchain.

Bitcoin network miners record transactions when they solve for and add blocks of information to the Bitcoin blockchain. When a miner solves for a block, it creates that block, which includes data relating to (i) the solution to the block, (ii) a reference to the prior block in the Bitcoin blockchain to which the new block is being added and (iii) transactions that have occurred but have not yet been added to the Bitcoin blockchain. The miner becomes aware of outstanding, unrecorded transactions through the data packet transmission and distribution discussed above.

Upon the addition of a block included in the Bitcoin blockchain, the Bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin blockchain and reflect an adjustment to the Bitcoin balance in each party’s Bitcoin network public key, completing the Bitcoin transaction. Once a transaction is confirmed on the Bitcoin blockchain, it is irreversible.

Creation of a New Bitcoin

New Bitcoins are created through the mining process as discussed below.

The Bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions, there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 6.25 Bitcoin. Due to the nature of the algorithm for block generation, this process (generating a “proof-of-work”) is random. Over time, rewards are expected to be proportionate to the computational power of each machine.

The process by which Bitcoin is “mined” results in new blocks being added to the Bitcoin blockchain and new Bitcoin tokens being issued to the miners. Computers on the Bitcoin network engage in a set of prescribed complex mathematical calculations in order to add a block to the Bitcoin blockchain and thereby confirm Bitcoin transactions included in that block’s data.

To begin mining, a user can download and run Bitcoin network mining software, which turns the user’s computer into a “node” on the Bitcoin network that validates blocks. Each block contains the details of some or all of the most recent transactions that are not memorialized in prior blocks, as well as a record of the award of Bitcoin to the miner who added the new block. Each unique block can be solved and added to the Bitcoin blockchain by only one miner. Therefore, all individual miners and mining pools on the Bitcoin network are engaged in a competitive process of constantly increasing their computing power to improve their likelihood of solving for new blocks. As more miners join the Bitcoin network and its processing power increases, the Bitcoin network adjusts the complexity of the block-solving equation to maintain a predetermined pace of adding a new block to the Bitcoin blockchain approximately every ten minutes. A miner’s proposed block is added to the Bitcoin blockchain once a majority of the nodes on the Bitcoin network confirms the miner’s work. Miners that are successful in adding a block to the Bitcoin blockchain are automatically awarded Bitcoin for their effort and may also receive transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the method by which new Bitcoin enter into circulation to the public.

The Bitcoin network is designed in such a way that the reward for adding new blocks to the Bitcoin blockchain decreases over time. Once new Bitcoin tokens are no longer awarded for adding a new block, miners will only have transaction fees to incentivize them, and as a result, it is expected that miners will need to be better compensated with higher transaction fees to ensure that there is adequate incentive for them to continue mining.

Limits on Bitcoin Supply

Under the source code that governs the Bitcoin network, the supply of new Bitcoin is mathematically controlled so that the number of Bitcoin grows at a limited rate pursuant to a pre-set schedule. The number of Bitcoin awarded for solving a new block is automatically halved after every 210,000 blocks are added to the Bitcoin blockchain, approximately every 4 years. Currently, the fixed reward for solving a new block is 6.25 Bitcoin per block and this is expected to decrease by half to become 3.125 Bitcoin in approximately early 2024. This deliberately controlled rate of Bitcoin creation means that the number of Bitcoin in existence will increase at a controlled rate until the number of Bitcoin in existence reaches the pre-determined 21 million Bitcoin. However, the 21 million supply cap could be changed in a hard fork.

A hard fork could change the source code to the Bitcoin network, including the 21 million Bitcoin supply cap.” As of December 31, 2024, approximately 19.8 million Bitcoins were outstanding and the date when the 21 million Bitcoin limitation will be reached is estimated to be the year 2140.

Modifications to the Bitcoin Protocol

Bitcoin is an open-source project with no official developer or group of developers that controls the Bitcoin network. However, the Bitcoin network’s development is overseen by a core group of developers. The core developers are able to access, and can alter, the Bitcoin network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin network’s source code. The release of updates to the Bitcoin network’s source code does not guarantee that the updates will be automatically adopted. Users and miners must accept any changes made to the Bitcoin source code by downloading the proposed modification of the Bitcoin network’s source code. A modification of the Bitcoin network’s source code is effective only with respect to the Bitcoin users and miners that download it. If a modification is accepted by only a percentage of users and miners, a division in the Bitcoin network will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” A temporary or permanent “fork” could adversely affect the value of the Shares. In addition, Shareholders will not receive the benefits of any Incidental Rights and any IR Virtual Asset, including any forked or airdropped assets.” Consequently, as a practical matter, a modification to the source code becomes part of the Bitcoin network only if accepted by participants collectively having most of the processing power on the Bitcoin network. There have been several forks in the Bitcoin network, including but not limited to, forks resulting in the creation of Bitcoin Cash (August 1, 2017), Bitcoin Gold (October 24, 2017) and Bitcoin SegWit2X (December 28, 2017), among others.

Core development of the Bitcoin network source code has increasingly focused on modifications of the Bitcoin network protocol to increase speed and scalability and also allow for non-financial, next generation uses. For example, following the activation of Segregated Witness on the Bitcoin network, an alpha version of the Lightning Network was released. The Lightning Network is an open-source decentralized network that enables instant off-Bitcoin blockchain transfers of the ownership of Bitcoin without the need of a trusted third-party. The system utilizes bidirectional payment channels that consist of multi-signature addresses. One on-blockchain transaction is needed to open a channel and another on-blockchain transaction can close the channel. Once a channel is open, value can be transferred instantly between counterparties, who are engaging in real Bitcoin transactions without broadcasting them to the Bitcoin network. New transactions will replace previous transactions and the counterparties will store everything locally as long as the channel stays open to increase transaction throughput and reduce computational burden on the Bitcoin network. Other efforts include increased use of smart contracts and distributed registers built into, built atop or pegged alongside the Bitcoin blockchain. The Trust’s activities will not directly relate to such projects, though such projects may utilize Bitcoin as tokens for the facilitation of their non-financial uses, thereby potentially increasing demand for Bitcoin and the utility of the Bitcoin network as a whole. Conversely, projects that operate and are built within the Bitcoin blockchain may increase the data flow on the Bitcoin network and could either “bloat” the size of the Bitcoin blockchain or slow confirmation times. At this time, such projects remain in early stages and have not been materially integrated into the Bitcoin blockchain or the Bitcoin network.

Forms of Attack Against the Bitcoin Network

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the hash rate for a digital asset, a malicious actor would be able to prevent new transactions from confirmation, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their Bitcoins.

In addition, many digital asset networks have been subjected to a number of denial of service attacks, which has led to temporary delays in block creation and in the transfer of Bitcoin. Any similar attacks on the Bitcoin network that impact the ability to transfer Bitcoin could have a material adverse effect on the price of Bitcoin and the value of the shares.

The Fund’s Portfolio Composition

The Fund will not invest directly in Bitcoin or any other digital assets.    Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Long Bitcoin Subsidiary”). The T-Rex 2X Long Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in Bitcoin or any other digital assets.

The T-Rex 2X Long Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Long Bitcoin Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Long Bitcoin Subsidiary is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Long Bitcoin Subsidiary. The T-Rex 2X Long Bitcoin Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Long Bitcoin Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Long Bitcoin Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Long Bitcoin Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Long Bitcoin Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Long Bitcoin Subsidiary.

The Fund (and the T-Rex 2X Long Bitcoin Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Long Bitcoin Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. Information provided to or filed with the Securities and Exchange Commission by any of the Reference ETPs pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own Bitcoin purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of Bitcoin held by the s custodian on behalf of the Reference ETP. Generally, a Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of Bitcoin equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting Bitcoin deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer Bitcoin to the counterparty, who will sell the Bitcoin to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of Bitcoin is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of Bitcoin decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Bitcoin Trust	NYSE Arca, Inc.	GBTC
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB
Hashdex Bitcoin ETF	NYSE Arca, Inc.	DEFI
iShares Bitcoin Trust	The Nasdaq Stock Market, LLC	IBIT
Valkyrie Bitcoin Fund	The Nasdaq Stock Market, LLC	BRRR
ARK 21Shares Bitcoin ETF	Cboe BZX Exchange, Inc.	ARKB
Invesco Galaxy Bitcoin ETF	Cboe BZX Exchange, Inc.	BTCO
VanEck Bitcoin Trust	Cboe BZX Exchange, Inc.	HODL
WisdomTree Bitcoin Fund	Cboe BZX Exchange, Inc.	BTCW
Fidelity Wise Origin Bitcoin Fund	Cboe BZX Exchange, Inc.	FBTC
Franklin Bitcoin ETF	Cboe BZX Exchange, Inc.	EZBC

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of Bitcoin, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, Bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of Bitcoin. This means the sponsor does not speculatively sell Bitcoin at times when its price is high or speculatively acquire Bitcoin at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s Bitcoin, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s Bitcoin held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s Bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all bitcoin and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the Bitcoin it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the Bitcoin held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of Bitcoins required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a Bitcoin derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value Bitcoin in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes — Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the Bitcoin Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the

Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of Bitcoin over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while Bitcoin’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of Bitcoin would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of Bitcoin would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis.
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to -200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain short Reference Asset exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or Bitcoin. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors may lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning Bitcoin that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETPs. The assets of the Reference ETPs are generally expected to consist primarily of Bitcoin. The Reference Assets seek to reflect generally the performance of the price of Bitcoin before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, such Reference ETP may suspend issuances of shares at any time. The sponsors of the Reference ETPs will maintain public websites on behalf of the Reference ETPs, containing information about the Reference ETPs and their shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in Bitcoin rather than by acquiring, holding and trading Bitcoin directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in Bitcoin, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the Bitcoin owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of Bitcoin, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative method of achieving investment exposure to Bitcoin through the securities market, which may be more familiar to them.

The BRRNY Index is designed to measure the performance of a single Bitcoin traded in USD and seeks to provide a proxy for the Bitcoin market. The BRRNY Index price is a composite of U.S. dollar Bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML/KYC standards and market integrity measures. The digital asset trading platforms included in the BRRNY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The BRRNY Index is the average of these 12 volume weighted medians. The BRRNY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different Bitcoin index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the BRRNY Index.

Description of Bitcoin, the Bitcoin Blockchain, relationship of Bitcoin to the Bitcoin Blockchain.

Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the “Bitcoin blockchain” and together the “Bitcoin network”) were introduced within the past 15 years. Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. Bitcoin and the Bitcoin blockchain are designed to serve as an alternative payment system. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by its user base. The Bitcoin network allows people to exchange tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as the Bitcoin blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Bitcoin platforms that enable trading in Bitcoin or in individual end-user-to-end-user transactions under a barter system. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of Bitcoin. Rather, Bitcoin is created and allocated by the Bitcoin network protocol through a “mining” process. The value of Bitcoin is determined by the supply of and demand for Bitcoin on Bitcoin platforms or in private end-user-to-end-user transactions.

New Bitcoin are created and rewarded to the miners of a block in the Bitcoin blockchain for verifying transactions. The Bitcoin blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each Bitcoin transaction is broadcast to the Bitcoin network and, when included in a block, recorded in the Bitcoin blockchain.

History of Bitcoin

The Bitcoin network was initially contemplated in a white paper that also described Bitcoin and the operating software to govern the Bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as Bitcoin’s creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first Bitcoins were created in 2009 after Nakamoto released the Bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The Bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

Overview of Bitcoin Network Operations

In order to own, transfer or use Bitcoin directly on the Bitcoin network (as opposed to through an intermediary, such as a platform), a person generally must have internet access to connect to the Bitcoin network. Bitcoin transactions may be made directly between end-users without the need for a third-party intermediary.

Overview of Bitcoin Transfers

Prior to engaging in Bitcoin transactions directly on the Bitcoin network, a user generally must first install on its computer or mobile device a Bitcoin network software program that will allow the user to generate a private and public key pair associated with a Bitcoin address commonly referred to as a “wallet.” The Bitcoin network software program and the Bitcoin address also enable the user to connect to the Bitcoin network and transfer Bitcoin to, and receive Bitcoin from, other users.

Each Bitcoin network address, or wallet, is associated with a unique “public key” and “private key” pair. To receive Bitcoin, the Bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient’s account. The payor approves the transfer to the address provided by the recipient by “signing” a transaction that consists of the recipient’s public key with the private key of the address from where the payor is transferring the Bitcoin. The recipient, however, does not make public or provide to the sender its related private key.

Some Bitcoin transactions are conducted “off-blockchain” and are therefore not recorded in the Bitcoin blockchain. Some “off-blockchain transactions” involve the transfer of control over, or ownership of, a specific digital wallet holding Bitcoin or the reallocation of ownership of certain Bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin blockchain, information and data regarding off-blockchain transactions are generally not publicly available. Therefore, off-blockchain transactions are not truly Bitcoin transactions in that they do not involve the transfer of transaction data on the Bitcoin network and do not reflect a movement of Bitcoin between addresses recorded in the Bitcoin blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of Bitcoin ownership is not protected by the protocol behind the Bitcoin network or recorded in, and validated through, the blockchain mechanism.

Summary of a Bitcoin Transaction

In a Bitcoin transaction directly on the Bitcoin network between two parties (as opposed to through an intermediary, such as a platform or a custodian), the following circumstances must initially be in place: (i) the party seeking to send Bitcoin must have a Bitcoin network public key, and the Bitcoin network must recognize that public key as having sufficient Bitcoin for the transaction; (ii) the receiving party must have a Bitcoin network public key; and (iii) the spending party must have internet access with which to send its spending transaction.

The receiving party must provide the spending party with its public key and allow the Bitcoin blockchain to record the sending of Bitcoin to that public key. After the provision of a recipient’s Bitcoin network public key, the spending party must enter the address into its Bitcoin network software program along with the number of Bitcoin to be sent. The number of Bitcoin to be sent will typically be agreed upon between the two parties based on a set number of Bitcoin or an agreed upon conversion of the value of fiat currency to Bitcoin. Since every computation on the Bitcoin network requires the payment of Bitcoin, including verification and memorialization of Bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of Bitcoin.

After the entry of the Bitcoin network address, the number of Bitcoin to be sent and the transaction fees, if any, to be paid, will be transmitted by the spending party. The transmission of the spending transaction results in the creation of a data packet by the spending party’s Bitcoin network software program, which is transmitted onto the decentralized Bitcoin network, resulting in the distribution of the information among the software programs of users across the Bitcoin network for eventual inclusion in the Bitcoin blockchain.

Bitcoin network miners record transactions when they solve for and add blocks of information to the Bitcoin blockchain. When a miner solves for a block, it creates that block, which includes data relating to (i) the solution to the block, (ii) a reference to the prior block in the Bitcoin blockchain to which the new block is being added and (iii) transactions that have occurred but have not yet been added to the Bitcoin blockchain. The miner becomes aware of outstanding, unrecorded transactions through the data packet transmission and distribution discussed above.

Upon the addition of a block included in the Bitcoin blockchain, the Bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin blockchain and reflect an adjustment to the Bitcoin balance in each party’s Bitcoin network public key, completing the Bitcoin transaction. Once a transaction is confirmed on the Bitcoin blockchain, it is irreversible.

Creation of a New Bitcoin

New Bitcoins are created through the mining process as discussed below.

The Bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions, there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 6.25 Bitcoin. Due to the nature of the algorithm for block generation, this process (generating a “proof-of-work”) is random. Over time, rewards are expected to be proportionate to the computational power of each machine.

The process by which Bitcoin is “mined” results in new blocks being added to the Bitcoin blockchain and new Bitcoin tokens being issued to the miners. Computers on the Bitcoin network engage in a set of prescribed complex mathematical calculations in order to add a block to the Bitcoin blockchain and thereby confirm Bitcoin transactions included in that block’s data.

To begin mining, a user can download and run Bitcoin network mining software, which turns the user’s computer into a “node” on the Bitcoin network that validates blocks. Each block contains the details of some or all of the most recent transactions that are not memorialized in prior blocks, as well as a record of the award of Bitcoin to the miner who added the new block. Each unique block can be solved and added to the Bitcoin blockchain by only one miner. Therefore, all individual miners and mining pools on the Bitcoin network are engaged in a competitive process of constantly increasing their computing power to improve their likelihood of solving for new blocks. As more miners join the Bitcoin network and its processing power increases, the Bitcoin network adjusts the complexity of the block-solving equation to maintain a predetermined pace of adding a new block to the Bitcoin blockchain approximately every ten minutes. A miner’s proposed block is added to the Bitcoin blockchain once a majority of the nodes on the Bitcoin network confirms the miner’s work. Miners that are successful in adding a block to the Bitcoin blockchain are automatically awarded Bitcoin for their effort and may also receive transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the method by which new Bitcoin enter into circulation to the public.

The Bitcoin network is designed in such a way that the reward for adding new blocks to the Bitcoin blockchain decreases over time. Once new Bitcoin tokens are no longer awarded for adding a new block, miners will only have transaction fees to incentivize them, and as a result, it is expected that miners will need to be better compensated with higher transaction fees to ensure that there is adequate incentive for them to continue mining.

Limits on Bitcoin Supply

Under the source code that governs the Bitcoin network, the supply of new Bitcoin is mathematically controlled so that the number of Bitcoin grows at a limited rate pursuant to a pre-set schedule. The number of Bitcoin awarded for solving a new block is automatically halved after every 210,000 blocks are added to the Bitcoin blockchain, approximately every 4 years. Currently, the fixed reward for solving a new block is 6.25 Bitcoin per block and this is expected to decrease by half to become 3.125 Bitcoin in approximately early 2024. This deliberately controlled rate of Bitcoin creation means that the number of Bitcoin in existence will increase at a controlled rate until the number of Bitcoin in existence reaches the pre-determined 21 million Bitcoin. However, the 21 million supply cap could be changed in a hard fork.

A hard fork could change the source code to the Bitcoin network, including the 21 million Bitcoin supply cap.” As of December 31, 2024, approximately 19.8 million Bitcoins were outstanding and the date when the 21 million Bitcoin limitation will be reached is estimated to be the year 2140.

Modifications to the Bitcoin Protocol

Bitcoin is an open-source project with no official developer or group of developers that controls the Bitcoin network. However, the Bitcoin network’s development is overseen by a core group of developers. The core developers are able to access, and can alter, the Bitcoin network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin network’s source code. The release of updates to the Bitcoin network’s source code does not guarantee that the updates will be automatically adopted. Users and miners must accept any changes made to the Bitcoin source code by downloading the proposed modification of the Bitcoin network’s source code. A modification of the Bitcoin network’s source code is effective only with respect to the Bitcoin users and miners that download it. If a modification is accepted by only a percentage of users and miners, a division in the Bitcoin network will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” A temporary or permanent “fork” could adversely affect the value of the Shares. In addition, Shareholders will not receive the benefits of any Incidental Rights and any IR Virtual Asset, including any forked or airdropped assets.” Consequently, as a practical matter, a modification to the source code becomes part of the Bitcoin network only if accepted by participants collectively having most of the processing power on the Bitcoin network. There have been several forks in the Bitcoin network, including but not limited to, forks resulting in the creation of Bitcoin Cash (August 1, 2017), Bitcoin Gold (October 24, 2017) and Bitcoin SegWit2X (December 28, 2017), among others.

Core development of the Bitcoin network source code has increasingly focused on modifications of the Bitcoin network protocol to increase speed and scalability and also allow for non-financial, next generation uses. For example, following the activation of Segregated Witness on the Bitcoin network, an alpha version of the Lightning Network was released. The Lightning Network is an open-source decentralized network that enables instant off-Bitcoin blockchain transfers of the ownership of Bitcoin without the need of a trusted third-party. The system utilizes bidirectional payment channels that consist of multi-signature addresses. One on-blockchain transaction is needed to open a channel and another on-blockchain transaction can close the channel. Once a channel is open, value can be transferred instantly between counterparties, who are engaging in real Bitcoin transactions without broadcasting them to the Bitcoin network. New transactions will replace previous transactions and the counterparties will store everything locally as long as the channel stays open to increase transaction throughput and reduce computational burden on the Bitcoin network. Other efforts include increased use of smart contracts and distributed registers built into, built atop or pegged alongside the Bitcoin blockchain. The Trust’s activities will not directly relate to such projects, though such projects may utilize Bitcoin as tokens for the facilitation of their non-financial uses, thereby potentially increasing demand for Bitcoin and the utility of the Bitcoin network as a whole. Conversely, projects that operate and are built within the Bitcoin blockchain may increase the data flow on the Bitcoin network and could either “bloat” the size of the Bitcoin blockchain or slow confirmation times. At this time, such projects remain in early stages and have not been materially integrated into the Bitcoin blockchain or the Bitcoin network.

Forms of Attack Against the Bitcoin Network

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the hash rate for a digital asset, a malicious actor would be able to prevent new transactions from confirmation, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their Bitcoins.

In addition, many digital asset networks have been subjected to a number of denial of service attacks, which has led to temporary delays in block creation and in the transfer of Bitcoin. Any similar attacks on the Bitcoin network that impact the ability to transfer Bitcoin could have a material adverse effect on the price of Bitcoin and the value of the shares.

The Fund’s Portfolio Composition

The Fund will not invest directly in Bitcoin or any other digital assets.    Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Inverse Bitcoin Subsidiary”). The T-Rex 2X Inverse Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in Bitcoin or any other digital assets.

The T-Rex 2X Inverse Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Inverse Bitcoin Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Inverse Bitcoin Subsidiary is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Inverse Bitcoin Subsidiary. The T-Rex 2X Inverse Bitcoin Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Inverse Bitcoin Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Inverse Bitcoin Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Inverse Bitcoin Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Inverse Bitcoin Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Inverse Bitcoin Subsidiary.

The Fund (and the T-Rex 2X Inverse Bitcoin Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Inverse Bitcoin Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. Information provided to or filed with the Securities and Exchange Commission by any Reference ETP pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own Bitcoin purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of Bitcoin held by the Reference ETPs custodian on behalf of the Reference ETP. Each Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of Bitcoin equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting Bitcoin deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer Bitcoin to the counterparty, who will sell the Bitcoin to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of Bitcoin is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of Bitcoin decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Bitcoin Trust	NYSE Arca, Inc.	GBTC
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB
Hashdex Bitcoin ETF	NYSE Arca, Inc.	DEFI
iShares Bitcoin Trust	The Nasdaq Stock Market, LLC	IBIT
Valkyrie Bitcoin Fund	The Nasdaq Stock Market, LLC	BRRR
ARK 21Shares Bitcoin ETF	Cboe BZX Exchange, Inc.	ARKB
Invesco Galaxy Bitcoin ETF	Cboe BZX Exchange, Inc.	BTCO
VanEck Bitcoin Trust	Cboe BZX Exchange, Inc.	HODL
WisdomTree Bitcoin Fund	Cboe BZX Exchange, Inc.	BTCW
Fidelity Wise Origin Bitcoin Fund	Cboe BZX Exchange, Inc.	FBTC
Franklin Bitcoin ETF	Cboe BZX Exchange, Inc.	EZBC

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of Bitcoin, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, Bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of Bitcoin. This means the sponsor does not speculatively sell Bitcoin at times when its price is high or speculatively acquire Bitcoin at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s Bitcoin, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s Bitcoin held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s Bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all bitcoin and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the Bitcoin it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the Bitcoin held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of Bitcoins required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a Bitcoin derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value Bitcoin in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s Bitcoin are carried, for financial statement purposes, at fair value, as required by GAAP. (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s Bitcoin are carried, for financial statement purposes, at fair value, as required by GAAP.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes — Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Bitcoin Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis.
T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis. This policy may be changed by the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) without shareholder approval upon sixty (60) days’ written notice to shareholders. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although ether and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or ether. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning ether that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETP. The assets of the Reference ETPs are generally expected to consist primarily of ether. The Reference ETPs seek to reflect generally the performance of the price of ether before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, a Reference ETP may suspend issuances of shares at any time. The sponsor of a Reference ETP will maintain a public website on behalf of the Reference ETP, containing information about the Reference ETP and its shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in ether rather than by acquiring, holding and trading ether directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in ether, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the ether owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of ether, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in ether, they provide investors with an alternative method of achieving investment exposure to ether through the securities market, which may be more familiar to them.

The ETHUSD NY Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The ETHUSD NY Index price is a composite of U.S. dollar ether trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML/KYC standards and market integrity measures. The digital asset trading platforms included in the ETHUSD NY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The ETHUSD NY Index is the average of these 12 volume weighted medians. The ETHUSD NY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different ether index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the ETHUSD NY Index.

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether swaps in which the Fund invests may reflect the impact of these forks.

The Fund’s Portfolio Composition

The Fund will not invest directly in ether or any other digital assets.    Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in ether or any other digital assets.

The T-Rex 2X Long Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Long Ether Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Long Ether Subsidiary is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Long Ether Subsidiary. The T-Rex 2X Long Ether Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Long Ether Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Long Ether Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Long Ether Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Long Ether Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Long Ether Subsidiary.

The Fund (and the T-Rex 2X Long Ether Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Long Ether Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. Information provided to or filed with the Securities and Exchange Commission by any of the Reference ETPs pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own ether purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of ether held by the s custodian on behalf of the Reference ETP. Generally, a Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of ether equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting ether deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer ether to the counterparty, who will sell the ether to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of ether is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of ether decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Ethereum Trust	NYSE Arca	ETHE
Bitwise Ethereum ETF	NYSE Arca	ETHW
Hashdex Nasdaq Ethereum ETF	Bermuda Stock Exchange	NQETH
iShares Ethereum Trust	The Nasdaq Stock Market LLC	ETHA
21Shares Core Ethereum ETF	Cboe BZX Exchange, Inc.	CETH
Invesco Galaxy Ethereum ETF	Cboe BZX Exchange, Inc.	QETH
VanEck Ethereum Trust	Cboe BZX Exchange, Inc.	ETHV
Fidelity Ethereum Fund	Cboe BZX Exchange, Inc.	FETH
Franklin Ethereum ETF	Cboe BZX Exchange, Inc.	EZET

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of ether, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, ether, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of ether. This means the sponsor does not speculatively sell ether at times when its price is high or speculatively acquire ether at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s ether, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s ether held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s ethers are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all ether and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the ether it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the ether held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of ethers required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a ether derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value ether in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes — Oxley Act of 2002 , reduced disclosure obligations regarding executive compensation in the ether Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ether over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while ether’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of ether would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of ether would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis.
T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis. This policy may be changed by the Board without shareholder approval upon sixty (60) days’ written notice to shareholders. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to -200% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain short Reference Asset exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although Ether and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or ether. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors may lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning ether that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETPs. The assets of the Reference ETPs are generally expected to consist primarily of ether. The Reference Assets seek to reflect generally the performance of the price of ether before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, such Reference ETP may suspend issuances of shares at any time. The sponsors of the Reference ETPs will maintain public websites on behalf of the Reference ETPs, containing information about the Reference ETPs and their shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in ether rather than by acquiring, holding and trading ether directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in ether, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the ether owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of ether, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in ether, they provide investors with an alternative method of achieving investment exposure to ether through the securities market, which may be more familiar to them.

The ETHUSD NY Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The ETHUSD NY Index price is a composite of U.S. dollar ether trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML/KYC standards and market integrity measures. The digital asset trading platforms included in the ETHUSD NY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The ETHUSD NY Index is the average of these 12 volume weighted medians. The ETHUSD NY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different ether index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the ETHUSD NY Index.

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (and is described in more detail in the section entitled “The Ethereum Protocol” in the Fund’s Prospectus).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.

The Fund’s Portfolio Composition

The Fund will not invest directly in ether or any other digital assets.    Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 2X Inverse Ether Daily Target (Cayman) Portfolio S.P. (the “T-Rex 2X Inverse Ether Subsidiary”). The T-Rex 2X Inverse Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in ether or any other digital assets.

The T-Rex 2X Inverse Ether Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 2X Inverse Ether Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 2X Inverse Ether Subsidiary is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 2X Inverse Ether Subsidiary. The T-Rex 2X Inverse Ether Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 2X Inverse Ether Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 2X Inverse Ether Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 2X Inverse Ether Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 2X Inverse Ether Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 2X Inverse Ether Subsidiary.

The Fund (and the T-Rex 2X Inverse Ether Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 2X Inverse Ether Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. Information provided to or filed with the Securities and Exchange Commission by any Reference ETP pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own ether purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of ether held by the Reference ETPs custodian on behalf of the Reference ETP. Each Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of ether equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting ether deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer ether to the counterparty, who will sell the ether to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of ether is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of ether decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Ethereum Trust	NYSE Arca	ETHE
Bitwise Ethereum ETF	NYSE Arca	ETHW
Hashdex Nasdaq Ethereum ETF	Bermuda Stock Exchange	NQETH
iShares Ethereum Trust	The Nasdaq Stock Market LLC	ETHA
21Shares Core Ethereum ETF	Cboe BZX Exchange, Inc.	CETH
Invesco Galaxy Ethereum ETF	Cboe BZX Exchange, Inc.	QETH
VanEck Ethereum ETF	Cboe BZX Exchange, Inc.	ETHV
Fidelity Ethereum Fund	Cboe BZX Exchange, Inc.	FETH
Franklin Ethereum ETF	Cboe BZX Exchange, Inc.	EZET

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of ether, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, ether, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of ether. This means the sponsor does not speculatively sell ether at times when its price is high or speculatively acquire ether at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the

Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s ether, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s ether held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s ethers are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all ether and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the ether it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the ether held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of ether required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a ether derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value ether in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s ether is carried, for financial statement purposes, at fair value, as required by GAAP. (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s ether is carried, for financial statement purposes, at fair value, as required by GAAP.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes — Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the ether Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis.